RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Rental income to be paid on leases	$ 34,600	$ 30,900	$ 68,900	$ 56,400
Liabilities	752,659		752,659		$ 635,892
Prime Business Solutions LLC [Member]
Related Party Transaction [Line Items]
Maintenance fees payable	400		400		400
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment [Member]
Related Party Transaction [Line Items]
Purchased of propety plant and equipment	300	0	1,400
Nine Energy Service, Inc. [Member] | Products and Rentals [Member]
Related Party Transaction [Line Items]
Purchased of propety plant and equipment				0
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment, Products and Services [Member]
Related Party Transaction [Line Items]
Liabilities	5,300		5,300		6,800
Basin Holdings US LLC [Member]
Related Party Transaction [Line Items]
Purchased of propety plant and equipment	20	0	450	0
Liabilities	100		100		0
Mubbadrah Group Entities [Member]
Related Party Transaction [Line Items]
Rental income to be paid on leases	40	100	100	100
Due from related party	$ 600		$ 600		$ 600
Percentage of ownership	17.00%		17.00%
Heavy Equipment Manufacturing Trading LLC [Member] | GES [Member]
Related Party Transaction [Line Items]
Services charges	$ 20	40	$ 40	50
Business Solutions LLC [Member] | Prime Business Solutions LLC [Member]
Related Party Transaction [Line Items]
Percentage of ownership	100.00%		100.00%
Administrative service fee	$ 200	$ 0	$ 800	$ 0